Restructuring (Tables)	6 Months Ended
Jun. 30, 2021
Restructuring and Related Activities [Abstract]
Details of movement in restructuring charge

	Workforce reductions	Onerous Lease	Total
	(in thousands)
Initial restructuring charge recorded	$11,391	$6,698	$18,089
Utilization	(6,987)	(1,309)	(8,296)
Foreign exchange movement	—	325	325
Provision at December 31, 2020	4,404	5,714	10,118
Utilization	(2,299)	(1,345)	(3,644)
Foreign exchange movement	—	4	4
Provision at June 30, 2021	$2,105	$4,373	$6,478

	Workforce reductions	Onerous Lease	Total
	(in thousands)
Initial restructuring charge recorded	$9,684	$2,806	$12,490
Utilization	(5,399)	(672)	(6,071)
Provision at December 31, 2018	$4,285	$2,134	$6,419
Utilization	(3,554)	(1,228)	(4,782)
Provision at December 31, 2019	$731	$906	$1,637
Utilization	(731)	(276)	(1,007)
Provision at December 31, 2020	$—	$630	$630
Utilization	—	(97)	(97)
Provision at June 30, 2021	$—	$533	$533

Schedule of Operating Lease Maturity
Future minimum lease payments (including related costs), associated with the 2020 restructuring plan, under the non-cancelable onerous leases as at June 30, 2021 were as follows:

Minimum rental payments
(in thousands)
June 30, 2021
2021	$1,210
2022	1,872
2023	1,015
2024	142
2025	141
Thereafter	401
Total future minimum lease payments (including related costs)	4,781
Lease imputed interest	(408)
Total	$4,373
Future minimum lease payments under non-cancelable leases as of June 30, 2021 were as follows:

Minimum rental payments
(in thousands)
June 30, 2021
Due within 1 year	$24,293
Due between 1 and 5 years	43,579
Thereafter	6,377
Total future minimum lease payments	74,249
Lease imputed interest	(4,107)
Total	$70,142